Quarterly Holdings Report
for
Fidelity® Conservative Income Bond Fund
May 31, 2023
FCV-NPRT3-0723
1.924094.112
Nonconvertible Bonds - 54.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.2%
Media - 0.2%
Magallanes, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 6.668% 3/15/24 (b)(c)	12,405,000	12,450,420
CONSUMER DISCRETIONARY - 4.7%
Automobiles - 4.1%
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 5.4683% 4/1/24 (b)(c)(d)	28,838,000	28,890,038
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 5.7783% 4/1/25 (b)(c)(d)	26,951,000	27,064,315
Daimler Finance North America LLC:
0.75% 3/1/24 (d)	17,000,000	16,405,570
3.65% 2/22/24 (d)	7,099,000	7,000,551
4.95% 3/30/25 (d)	20,000,000	19,949,278
5.5% 11/27/24 (d)	12,000,000	12,038,753
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 6.2453% 4/7/25 (b)(c)	20,225,000	20,189,070
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.6246% 3/8/24 (b)(c)	19,604,000	19,519,681
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 6.2593% 11/17/23 (b)(c)	16,700,000	16,719,744
4.15% 6/19/23	13,857,000	13,852,646
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 5.7994% 6/7/24 (b)(c)(d)	25,400,000	25,462,624
0.875% 11/22/23 (d)	14,300,000	13,978,833
4.25% 11/13/23 (d)	12,800,000	12,703,223
		233,774,326
Broadline Retail - 0.3%
Amazon.com, Inc. 0.45% 5/12/24	20,000,000	19,103,600
Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 5.4798% 2/14/24 (b)(c)	16,681,000	16,681,334
TOTAL CONSUMER DISCRETIONARY		269,559,260
CONSUMER STAPLES - 1.2%
Consumer Staples Distribution & Retail - 0.3%
7-Eleven, Inc. 0.8% 2/10/24 (d)	19,100,000	18,419,331
Tobacco - 0.9%
BAT Capital Corp. 3.222% 8/15/24	12,000,000	11,647,347
Philip Morris International, Inc.:
2.875% 5/1/24	14,000,000	13,665,409
5.125% 11/15/24	12,000,000	12,006,535
Reynolds American, Inc. 4.85% 9/15/23	14,700,000	14,655,643
		51,974,934
TOTAL CONSUMER STAPLES		70,394,265
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 5.6896% 2/16/24 (b)(c)	16,541,000	16,514,237
4% 10/1/23	13,375,000	13,291,353
Equinor ASA 2.65% 1/15/24	19,000,000	18,691,429
Phillips 66 Co. 0.9% 2/15/24	5,000,000	4,836,785
		53,333,804
FINANCIALS - 39.5%
Banks - 24.5%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.7251% 2/4/25 (b)(c)	28,500,000	28,418,738
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 6.0816% 4/25/25 (b)(c)	9,760,000	9,789,711
0.523% 6/14/24 (b)	23,400,000	23,351,142
0.81% 10/24/24 (b)	15,000,000	14,701,800
1.843% 2/4/25 (b)	9,500,000	9,237,007
3.458% 3/15/25 (b)	18,300,000	17,946,470
3.841% 4/25/25 (b)	29,200,000	28,701,322
Bank of Montreal U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 5.153% 9/15/23 (b)(c)	25,000,000	24,988,895
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 5.4057% 4/15/24 (b)(c)	29,350,000	29,298,931
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.550% 5.438% 9/15/23 (b)(c)	26,000,000	26,015,600
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.260% 5.1481% 9/15/23 (b)(c)	30,450,000	30,429,974
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.3903% 7/31/24 (b)(c)	26,000,000	25,919,590
0.55% 9/15/23	5,000,000	4,926,221
Banque Federative du Credit Mutuel SA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.410% 5.4578% 2/4/25 (b)(c)(d)	10,000,000	9,888,930
Barclays PLC 1.007% 12/10/24 (b)	15,250,000	14,776,347
BNP Paribas SA 4.705% 1/10/25 (b)(d)	25,144,000	24,907,247
BPCE SA:
3 month U.S. LIBOR + 1.240% 6.3937% 9/12/23 (b)(c)(d)	14,800,000	14,822,042
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.528% 1/14/25 (b)(c)(d)	14,031,000	13,937,724
2.375% 1/14/25 (d)	8,819,000	8,307,314
4% 9/12/23 (d)	6,110,000	6,071,018
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 5.2556% 6/22/23 (b)(c)	27,203,000	27,205,992
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 5.8854% 4/7/25 (b)(c)	26,960,000	26,999,341
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(c)	22,734,000	22,734,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 6.4333% 5/24/25 (b)(c)	24,955,000	25,067,173
0.776% 10/30/24 (b)	15,000,000	14,677,236
0.981% 5/1/25 (b)	18,663,000	17,803,091
3.352% 4/24/25 (b)	17,000,000	16,615,216
Credit Agricole SA 3.875% 4/15/24 (d)	9,500,000	9,346,210
Danske Bank A/S:
3.875% 9/12/23 (d)	9,117,000	9,051,257
6.466% 1/9/26 (b)(d)	5,121,000	5,127,357
DNB Bank ASA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 5.761% 3/28/25 (b)(c)(d)	27,000,000	26,873,442
0.856% 9/30/25 (b)(d)	16,250,000	15,202,160
2.968% 3/28/25 (b)(d)	10,200,000	9,952,717
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.4895% 5/21/24 (b)(c)(d)	25,121,000	25,034,348
Fifth Third Bancorp 3.65% 1/25/24	38,784,000	37,994,518
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.6376% 11/22/24 (b)(c)	20,000,000	19,788,280
0.732% 8/17/24 (b)	20,000,000	19,756,566
1.162% 11/22/24 (b)	10,636,000	10,374,877
3.803% 3/11/25 (b)	10,500,000	10,303,852
Huntington National Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 6.2496% 5/16/25 (b)(c)	25,700,000	24,512,971
4.008% 5/16/25 (b)	9,375,000	8,833,125
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 5.8475% 6/14/25 (b)(c)	25,155,000	25,199,066
0.653% 9/16/24 (b)	11,125,000	10,957,423
0.824% 6/1/25 (b)	18,660,000	17,727,713
1.561% 12/10/25 (b)	12,129,000	11,377,622
3.22% 3/1/25 (b)	19,163,000	18,795,797
3.797% 7/23/24 (b)	11,250,000	11,217,432
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.1975% 6/14/24 (b)(c)	28,390,000	27,421,571
Lloyds Banking Group PLC 3.9% 3/12/24	11,900,000	11,709,227
M&T Bank Corp. 3 month U.S. LIBOR + 0.680% 5.9481% 7/26/23 (b)(c)	15,000,000	14,947,343
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.860% 6.1281% 7/26/23 (b)(c)	25,243,000	25,258,917
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 6.2308% 9/12/25 (b)(c)	20,000,000	20,082,877
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 6.6134% 7/18/25 (b)(c)	25,000,000	25,133,881
0.848% 9/15/24 (b)	14,209,000	13,987,906
0.953% 7/19/25 (b)	24,800,000	23,406,916
4.788% 7/18/25 (b)	11,895,000	11,768,412
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	17,000,000	16,751,552
3.922% 9/11/24 (b)	18,000,000	17,876,838
NatWest Markets PLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.3657% 3/22/25 (b)(c)(d)	17,169,000	17,189,626
Nordea Bank ABP 3.75% 8/30/23 (d)	9,200,000	9,152,249
Rabobank Nederland 2.625% 7/22/24 (d)	12,200,000	11,807,007
Rabobank Nederland New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.300% 5.2533% 1/12/24 (b)(c)	9,000,000	8,992,980
0.375% 1/12/24	18,000,000	17,436,498
Royal Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 5.4502% 10/26/23 (b)(c)	31,000,000	30,998,411
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 0.860% 6.125% 7/19/23 (b)(c)	12,997,000	12,999,831
0.508% 1/12/24	5,000,000	4,846,846
Svenska Handelsbanken AB 0.55% 6/11/24 (d)	12,400,000	11,780,797
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 5.8495% 4/4/25 (b)(c)(d)	16,717,000	16,690,253
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 5.0646% 6/2/23 (b)(c)	30,250,000	30,250,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.208% 3/4/24 (b)(c)	32,800,000	32,728,587
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 5.7746% 3/8/24 (b)(c)	23,752,000	23,798,805
3.25% 3/11/24	16,000,000	15,715,393
Truist Bank U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.1607% 1/17/24 (b)(c)	30,450,000	30,083,921
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.2677% 6/9/25 (b)(c)	27,500,000	26,513,656
Wells Fargo & Co.:
0.805% 5/19/25 (b)	12,850,000	12,245,808
1.654% 6/2/24 (b)	14,873,000	14,873,000
3.3% 9/9/24	12,100,000	11,796,012
3.75% 1/24/24	19,485,000	19,266,378
		1,412,476,303
Capital Markets - 8.4%
Charles Schwab Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 5.3991% 3/18/24 (b)(c)	11,600,000	11,483,212
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 5.4435% 8/9/23 (b)(c)	16,400,000	16,311,089
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.390% 5.4114% 2/2/24 (b)(c)	50,000,000	49,015,352
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 6.3184% 2/21/25 (b)(c)	21,200,000	20,537,436
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.564% 11/8/23 (b)(c)	28,400,000	28,302,872
0.962% 11/8/23	19,741,000	19,195,630
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.6832% 1/24/25 (b)(c)	27,000,000	26,908,216
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 6.2781% 3/15/24 (b)(c)	25,953,000	26,093,380
1.757% 1/24/25 (b)	8,800,000	8,551,186
3% 3/15/24	12,538,000	12,280,352
4% 3/3/24	24,000,000	23,685,729
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.5201% 1/25/24 (b)(c)	16,992,000	16,976,197
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.5567% 11/10/23 (b)(c)	25,185,000	25,178,200
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.6296% 1/24/25 (b)(c)	27,000,000	26,874,238
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.1198% 4/17/25 (b)(c)	26,956,000	27,027,595
0.79% 5/30/25 (b)	20,000,000	18,955,517
3.7% 10/23/24	12,100,000	11,828,998
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 5.1494% 6/1/23 (b)(c)(d)	23,250,000	23,250,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.4235% 2/9/24 (b)(c)(d)	36,650,000	36,567,100
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.5135% 8/9/24 (b)(c)(d)	17,225,000	17,140,299
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.4255% 1/13/25 (b)(c)(d)	20,750,000	20,588,618
UBS Group AG 1.008% 7/30/24 (b)(d)	20,100,000	19,905,936
		486,657,152
Consumer Finance - 3.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.6151% 9/29/23 (b)(c)	20,613,000	20,554,464
American Express Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 5.7605% 5/3/24 (b)(c)	21,545,000	21,506,997
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.5604% 12/6/24 (b)(c)	24,955,000	24,401,465
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.4124% 5/9/25 (b)(c)	25,611,000	25,206,090
1.343% 12/6/24 (b)	17,000,000	16,482,673
3.3% 10/30/24	6,000,000	5,783,184
4.166% 5/9/25 (b)	9,600,000	9,344,146
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.585% 12/29/23 (b)(c)	25,490,000	25,518,039
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.41% 6/13/23 (b)(c)	25,000,000	24,999,597
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.5357% 3/22/24 (b)(c)	26,000,000	26,019,486
		199,816,141
Financial Services - 1.1%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 5.759% 5/24/24 (b)(c)(d)	32,000,000	31,630,980
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 5.6586% 1/7/25 (b)(c)(d)	31,450,000	30,718,830
		62,349,810
Insurance - 2.0%
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	11,900,000	11,744,345
New York Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 5.283% 6/6/24 (b)(c)(d)	26,200,000	26,181,688
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.3382% 4/12/24 (b)(c)(d)	30,000,000	29,826,414
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.4033% 4/12/24 (b)(c)(d)	19,254,000	19,262,306
Protective Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 5.911% 3/28/25 (b)(c)(d)	28,000,000	27,912,360
		114,927,113
TOTAL FINANCIALS		2,276,226,519
HEALTH CARE - 2.2%
Biotechnology - 0.3%
Amgen, Inc. 3.625% 5/22/24	16,000,000	15,700,015
Health Care Providers & Services - 0.4%
Humana, Inc. 0.65% 8/3/23	24,164,000	23,994,644
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 5.4934% 10/18/24 (b)(c)	13,321,000	13,334,599
Pharmaceuticals - 1.3%
Bayer U.S. Finance II LLC 3.875% 12/15/23 (d)	25,800,000	25,527,724
Roche Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.2012% 9/11/23 (b)(c)(d)	33,325,000	33,337,247
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	13,000,000	12,884,379
		71,749,350
TOTAL HEALTH CARE		124,778,608
INDUSTRIALS - 2.3%
Industrial Conglomerates - 0.5%
Siemens Financieringsmaatschappij NV U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.3041% 3/11/24 (b)(c)(d)	32,000,000	32,048,690
Machinery - 1.8%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.5105% 11/13/23 (b)(c)	26,000,000	26,034,570
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.3489% 6/14/23 (b)(c)(d)	26,800,000	26,800,447
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 5.9412% 4/5/24 (b)(c)(d)	20,950,000	20,953,140
1.125% 12/14/23 (d)	23,400,000	22,829,815
5.2% 1/17/25 (d)	6,190,000	6,169,208
		102,787,180
TOTAL INDUSTRIALS		134,835,870
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 5.1883% 10/1/24 (b)(c)	9,050,000	8,979,951
MATERIALS - 0.2%
Chemicals - 0.2%
Celanese U.S. Holdings LLC 5.9% 7/5/24	11,800,000	11,786,320
UTILITIES - 2.7%
Electric Utilities - 2.1%
DTE Electric Co. 3.65% 3/15/24	14,088,000	13,896,254
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 5.1209% 6/10/23 (b)(c)	14,005,000	14,004,097
NextEra Energy Capital Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.4405% 11/3/23 (b)(c)	28,375,000	28,363,577
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 5.7683% 4/1/24 (b)(c)	25,000,000	24,925,645
Southern Co. 2.95% 7/1/23	25,000,000	24,924,227
Virginia Electric & Power Co. 3.45% 2/15/24	13,385,000	13,187,536
		119,301,336
Multi-Utilities - 0.6%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.7098% 5/13/24 (b)(c)	20,794,000	20,736,979
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 5.3963% 9/15/23 (b)(c)	12,339,000	12,335,193
		33,072,172
TOTAL UTILITIES		152,373,508
TOTAL NONCONVERTIBLE BONDS (Cost $3,125,409,725)		3,114,718,525

U.S. Government and Government Agency Obligations - 12.4%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.1%
Federal Home Loan Bank 0% 9/19/23	7,000,000	6,892,809
U.S. Treasury Obligations - 12.3%
U.S. Treasury Bills, yield at date of purchase 4.69% to 4.73% 1/25/24	304,500,000	294,895,073
U.S. Treasury Notes:
0.75% 12/31/23	56,300,000	54,828,723
3% 6/30/24	260,952,000	255,049,999
4.125% 1/31/25	100,250,000	99,396,309
TOTAL U.S. TREASURY OBLIGATIONS		704,170,104
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $713,060,551)		711,062,913

Certificates of Deposit - 13.1%
	Principal Amount (a)	Value ($)
Bank of America NA 5.12% 8/31/23	16,000,000	15,980,032
Bank of Montreal yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 5.81% 8/1/23 (b)(c)	33,750,000	33,780,571
Bank of Nova Scotia yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.640% 5.7% 8/23/23 (b)(c)	28,500,000	28,525,966
Barclays Bank PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.71% 6/8/23 (b)(c)	30,000,000	30,003,396
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 5.87% 8/11/23 (b)(c)	33,700,000	33,700,094
5.4% 11/6/23	22,000,000	21,963,770
5.56% 11/27/23	26,000,000	25,968,948
BNP Paribas Fortis yankee 5.37% 7/31/23	15,000,000	15,002,733
Canadian Imperial Bank of Commerce yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.76% 4/1/24 (b)(c)	28,500,000	28,531,604
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.82% 8/22/23 (b)(c)	33,750,000	33,806,595
5.5% 1/19/24	23,700,000	23,661,585
5.6% 12/1/23	23,700,000	23,690,563
Credit Agricole CIB yankee 5.43% 8/18/23	23,000,000	23,000,584
Lloyds Bank Corporate Markets PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.71% 5/10/24 (b)(c)	23,700,000	23,701,130
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.720% 5.78% 8/14/23 (b)(c)	28,700,000	28,728,519
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 5.87% 7/3/23 (b)(c)	24,000,000	24,013,774
Mizuho Corporate Bank Ltd. yankee 5.55% 8/30/23	25,000,000	25,000,508
Natexis Banques Populaires New York Branch yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.75% 8/14/23 (b)(c)	33,700,000	33,731,520
Nordea Bank Finland PLC yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.64% 8/31/23 (b)(c)	33,600,000	33,625,936
Royal Bank of Canada yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.64% 9/19/23 (b)(c)	24,000,000	24,021,290
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.71% 7/7/23 (b)(c)	30,000,000	30,013,419
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.71% 5/1/24 (b)(c)	24,000,000	23,991,931
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.76% 7/11/23 (b)(c)	31,000,000	31,016,883
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 5.86% 8/1/23 (b)(c)	33,750,000	33,783,288
Svenska Handelsbanken, Inc. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.71% 3/28/24 (b)(c)	28,500,000	28,520,212
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 5.79% 8/3/23 (b)(c)	30,000,000	30,028,389
Toronto-Dominion Bank yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 5.73% 3/25/24 (b)(c)	24,000,000	24,012,734
5.6% 11/27/23	23,700,000	23,690,070
TOTAL CERTIFICATES OF DEPOSIT (Cost $755,250,000)		755,496,044

Commercial Paper - 9.8%
	Principal Amount (a)	Value ($)
AT&T, Inc.:
5.42% 12/19/23	20,000,000	19,345,744
5.7% 1/23/24	19,000,000	18,261,383
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.74% 7/11/23 (b)(c)	31,000,000	30,999,216
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.76% 10/6/23 (b)(c)	24,000,000	24,030,835
yankee 5.76% 4/4/24 (b)(c)	19,000,000	19,014,630
Bank of Nova Scotia U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.66% 8/25/23 (b)(c)	24,000,000	24,019,985
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee 5.4% 11/6/23 (d)	13,000,000	12,682,257
BNP Paribas SA yankee 5.28% 7/31/23	10,000,000	9,912,363
BPCE SA yankee:
5.15% 12/7/23	23,500,000	22,812,515
5.23% 7/17/23	20,000,000	19,863,282
5.32% 8/7/23	14,000,000	13,857,703
Citigroup Global Markets, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.71% 9/22/23 (b)(c)	32,000,000	32,000,000
General Motors Financial Co., Inc. 5.67% 11/15/23	14,000,000	13,602,904
HSBC U.S.A., Inc.:
yankee:
5.35% 11/1/23	26,000,000	25,381,270
5.505% 2/2/24	24,000,000	23,072,926
5.64% 1/12/24	23,700,000	22,861,605
NatWest Markets PLC yankee:
5.28% 11/7/23	26,000,000	25,349,423
5.34% 2/9/24	23,700,000	22,744,188
Philip Morris International, Inc. 5% 10/24/23	22,000,000	21,518,647
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.72% 7/7/23 (b)(c)	29,000,000	28,999,290
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 5.81% 7/27/23 (b)(c)	33,750,000	33,777,955
Sempra Energy 5.56% 9/5/23	19,000,000	18,707,936
Suncor Energy, Inc. yankee 5.6% 8/10/23	19,000,000	18,791,317
Svenska Handelsbanken AB yankee 5.3% 10/18/23	23,700,000	23,206,540
Svenska Handelsbanken, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.75% 8/29/23 (b)(c)	19,000,000	19,022,576
The Toronto-Dominion Bank yankee 4.97% 10/27/23	22,000,000	21,500,378
TOTAL COMMERCIAL PAPER (Cost $565,671,476)		565,336,868

Money Market Funds - 13.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (e) (Cost $762,079,699)	761,980,178	762,132,574

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $5,921,471,451)	5,908,746,924
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(147,225,261)
NET ASSETS - 100.0%	5,761,521,663

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $890,387,273 or 15.5% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	687,128,909	2,567,021,294	2,492,017,629	21,691,870	-	-	762,132,574	1.9%
Total	687,128,909	2,567,021,294	2,492,017,629	21,691,870	-	-	762,132,574

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Certificates of Deposit and Commercial Paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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